RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

RELATED PARTIES

Related parties with whom the Company had transactions are:

Related Parties	Relationship
George Blankenbaker	President and significant stockholder of the Company

Leverage Investments LLC	An entity owned and controlled by the president and significant stockholder of the Company

Technew Technology Limited	Non-controlling interest holder

Growers Synergy Pte Ltd.	An entity owned and controlled by the president and significant stockholder of the Company

Guangzhou Health Technology Development Company Limited	An entity owned and controlled by Non-controlling interest holder

ADVANCES FROM STOCKHOLDER

From time to time, stockholder of the Company advances funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and due on demand.

LEASE OF CERTAIN OFFICE SPACE FROM LEVERAGE INVESTMENTS, LLC

The Company leases certain office space with Leverage Investments, LLC for $500 per month on a month-to-month basis since July 1, 2011. For the interim period ended December 31, 2012, the Company recorded $4,500 in rent expenses due Leverage Investment LLC.

FARM MANAGEMENT AND OFF-TAKE AGREEMENT WITH GROWERS SYNERGY PTE LTD.

For the Period from July 1, 2011 through October 31, 2011, the Company engaged Growers Synergy Pte Ltd. to provide farm management services on a month-to-month basis, at $20,000 per month.

On November 1, 2011, the Company entered into a Management and Off-Take Agreement (the "Management Agreement") with Growers Synergy Pte Ltd. ("GSPL"), a Singapore corporation owned and controlled by the president and major stockholder of the Company. Under the terms of the Management Agreement, the Company will engage GSPL to supervise the Company's farm management operations, recommend quality farm management programs for stevia cultivation, assist in the hiring of employees and provide training to help the Company meet its commercialization targets, develop successful models to propagate future agribusiness services, and provide back-office and regional logistical support for the development of proprietary stevia farm systems in Vietnam, Indonesia and potentially other countries. GSPL will provide services for a term of two (2) years from the date of signing, at $20,000 per month. The Management Agreement may be terminated by the Company upon 30 day notice. In connection with the Management Agreement, the parties agreed to enter into an off-take agreement whereby GSPL agreed to purchase all of the non-stevia crops produced at the Company's GSPL supervised farms.

Farm management services provided by Growers Synergy Pte Ltd. is as follows:

For the
Period from
	For the	April 11, 2011
	Interim Period	(inception)
	Ended	through
	December 31,	December 31,
	2012	2011
Farm management services received and farm management services booked	$180,000	$-

	$180,000	$-

Future minimum payments required under this agreement at December 31, 2012 were as follows:

Fiscal Year Ending March 31:
2013 (remainder of the fiscal year)	$60,000
2014	140,000

$200,000

CASH COMMITMENT IN CONNECTION WITH THE OPERATIONS OF STEVIA TECHNEW

On July 5, 2012, Stevia Asia, entered into a Cooperative Agreement (the "Cooperative Agreement") with Technew Technology Limited ("Technew"), a company incorporated under the companies ordinance of Hong Kong and an associate of Guangzhou Health China Technology Development Company Limited, and Zhang Jia, a Chinese citizen (together with Technew, the "Partners") pursuant to which Stevia Asia and Partners have agreed to make Stevia Technew, a joint venture, of which Stevia Asia legally and beneficially owns 70% shares (representing 70% of the issued shares) and Technew legally and beneficially owns 30% shares (representing 30% of the of the issued shares). The Partners will be responsible for managing Stevia Technew and Stevia Asia has agreed to provide $200,000 per month, up to a total of $2,000,000 in financing, subject to the performance of Stevia Technew and Stevia Asia's financial capabilities.

For the interim period ended December 31, 2012, Stevia Asia provided Stevia Technew $230,000, all of which has been paid to Guangzhou Health and expended and recorded as farm management services - related party.

NOTE 7 - RELATED PARTY TRANSACTIONS

RELATED PARTIES

Related parties with whom the Company had transactions are:

Related Parties	Relationship

George Blankenbaker	President and significant stockholder of the Company

Leverage Investments LLC	An entity owned and controlled by the president and significant stockholder of the Company

Growers Synergy Pte Ltd.	An entity owned and controlled by the president and significant stockholder of the Company

ADVANCES FROM STOCKHOLDER

From time to time, stockholders of the Company advance funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and due on demand.

LEASE OF CERTAIN OFFICE SPACE FROM LEVERAGE INVESTMENTS, LLC

The Company leases certain office space with Leverage Investments, LLC for $500 per month on a month-to-month basis since July 1, 2011. For the period from April 11, 2011 (inception) through March 31, 2012, the Company recorded $9,200 in rent expenses due Leverage Investment LLC.

CONSULTING SERVICES, MANAGEMENT AND OFF-TAKE AGREEMENT WITH GROWERS SYNERGY PTE LTD.

Prior to November 1, 2011, the Company engaged Growers Synergy Pte Ltd. to provide farm management consulting services on a month-to-month basis, at $20,000 per month as of July 1, 2011.

On November 1, 2011, the Company entered into a Management and Off-Take Agreement (the "Agreement") with Growers Synergy Pte Ltd. ("GSPL"), a Singapore corporation owned and controlled by the president and major stockholder of the Company. Under the terms of the Agreement, the Company will engage GSPL to supervise the Company's farm management operations, recommend quality farm management programs for stevia cultivation, assist in the hiring of employees and provide training to help the Company meet its commercialization targets, develop successful models to propagate future agribusiness services, and provide back-office and regional logistical support for the development of proprietary stevia farm systems in Vietnam, Indonesia and potentially other countries. GSPL will provide services for a term of two (2) years from the date of signing, at $20,000 per month. The Agreement may be terminated by the Company upon 30 day notice. In connection with the Agreement, the parties agreed to enter into an off-take agreement whereby GSPL agreed to purchase all of the non-stevia crops produced at the Company's GSPL supervised farms.

Consulting services provided by Growers Synergy Pte Ltd. for the period from April 11, 2011 (inception) through March 31, 2012 is as follows:

March 31, 2012

Consulting services received and consulting fees booked	$180,000
$180,000

Future minimum payments required under this agreement at March 31, 2012 were as follows:

Fiscal Year Ending March 31:
2013	$240,000
2014	140,000
$380,000